Stock-Based Compensation - Restricted stock unit (Details) - RSU - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Number
Outstanding, beginning of year	1,232,794
Granted			1,232,794
Outstanding, end of year			1,232,794
Weighted Average Grant - Date Fair Value
Outstanding, beginning of year	$ 10.56
Granted			$ 10.56
Outstanding, end of year			$ 10.56
Stock-based compensation expense	$ 2,321,000	$ 0	$ 1,780,594	$ 0
Unrecognized RSU expense	$ 8,952,000		$ 11,258,886
Weighted-average period	1 year 3 months 18 days		1 year 4 months 24 days